Fees and Expenses - Enterprise Mergers and Acquisitions Fund	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 20 of the prospectus, in the section entitled “Purchase and Pricing of Shares” on page 40 of the Fund’s Statement of Additional Information (“SAI”), and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
	Class AAA	Class A	Class C	Class Y
	Shares	Shares	Shares	Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.94%	0.94%	0.94%	0.94%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.87%	1.87%	2.62%	1.62%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	0.00%	0.00%	(0.62)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.87%	1.87%	2.62%	1.00%

(1)	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses attributable to the Class Y Shares of the Fund to the extent necessary to maintain Class Y’s Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. Under this same arrangement, the Fund has also agreed, during the two year period following the date of any such waiver or reimbursement by the Adviser, to repay any excess amounts to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement by the Adviser, as applicable, or (2) the expense limit in effect at the time of recoupment by the Adviser after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Fund’s Board of Directors (the “Board”) before such time.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$190	$588	$1,011	$2,192
Class A Shares	$754	$1,129	$1,527	$2,638
Class C Shares	$365	$814	$1,390	$2,954
Class Y Shares	$102	$450	$822	$1,869

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$190	$588	$1,011	$2,192
Class A Shares	$754	$1,129	$1,527	$2,638
Class C Shares	$265	$814	$1,390	$2,954
Class Y Shares	$102	$450	$822	$1,869

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	100.00%